Note Investment in equity investees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments And Joint Ventures
Investments under the equity method	$ 228,072	$ 215,349
Income Loss From Equity Method Investments	$ 38,000	$ 34,100